Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance cost explanatory [Abstract]
Schedule of borrowing costs [text block]
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Interest expense on bank borrowings	$2,519,839	2,072,458	2,398,159
Interest expense on others	348,022	635,429	192,864
	$2,867,861	2,707,887	2,591,023